RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to Related Parties, Current			¥ 79	¥ 879
Guarantee Fee [Member]
Related Party Transaction [Line Items]
Related party transactions					¥ 112
Service Fee [Member]
Related Party Transaction [Line Items]
Related party transactions			¥ 6,445	2,053	664
Chuanbang [Member]
Related Party Transaction [Line Items]
Receivable Collection Services, Fee Description			2%~12% of the amount collected
Due to Related Parties, Current			¥ 79	879
Chuanbang [Member] | Guarantee Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	[1]				112
Chuanbang [Member] | Service Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	[2]		6,445	2,053	664
Precise [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		¥ 1,432
Precise [Member] | Amounts Received [Member]
Related Party Transaction [Line Items]
Related party transactions	[3]			(1,432)
Precise [Member] | Repayments [Member]
Related Party Transaction [Line Items]
Related party transactions	[3]			¥ 1,432

[1]	Starting from the second half of 2011, the Company began to refer its students who need financial assistance for the payment of their tuition fees to Chuanbang. Chuanbang is a person-to-person or a “peer-to-peer” (P2P) lending intermediary that assists students in obtaining loans to pay for their tuition fees by identifying potential third-party individual lenders (the “Student Loan Program”). The Company has no direct involvement in or is a party to the P2P arrangement, other than serving as the guarantor of the student loans. Under the Student Loan Program, the Company allocates the total consideration between the fair value of the tuition service and the loan guarantee. Subsequent to the initial recognition, the loan guarantee liability is recognized as guarantee fee revenue over the term of the guarantee on a straight-line basis. RMB112, nil and nil was recognized as guarantee fee revenue and included in other revenues for the years ended December 31, 2014, 2015 and 2016 respectively.
[2]	Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%!12% of the amount collected. Employees of Chuanbang include former employees of the Company who worked in the credit evaluation department. Chuanbang also provides similar cash collection service to financial institutions in the PRC. The cash collection service fee which is included in General and administrative expenses in the consolidated statement of comprehensive income was RMB664, RMB2,053 and RMB6,445 for the years ended December 31, 2014, 2015 and 2016, respectively. The amount due to Chuanbang as of December 31, 2015 was RMB879. The amount due to Chuanbang as of December 31, 2016 was RMB79, which has been fully paid by March 31, 2017.
[3]	In September 2015,Precise, which is owned by an executive of Kohlberg Kravis Roberts & Co. L.P (“KKR”), a shareholder of the Company, provided cash advances in the amount of RMB1,432 to the Company in order to fund its share repurchase plan. The Company has fully repaid the advances in October 2015.